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                            RULE 497(j) CERTIFICATION



     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectus that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 33 to BB&T Fund's Registration Statement on Form N-1A filed on April 30, 2003 pursuant to Rule 485(b):

     1. Prospectus, dated May 1, 2003, relating to the BB&T Equity Index Fund Class A, Class B and Class C Shares.

The text of the Registration Statement was filed electronically.


                                                     BB&T Funds
                                                     Registrant


                                                     /s/Walter B. Grimm
                                                     --------------------------
                                                     Walter B. Grimm*
                                                     President


                                                     *By /s/Alan G. Priest
                                                     --------------------------
                                                     Alan G. Priest
                                                     Attorney in Fact

May 2, 2003